DIVIDEND RESTRICTIONS AND STATUTORY FINANCIAL INFORMATION - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Dividend Restrictions And Statutory Financial Information [Line Items]
Minimum solvency margin	$ 500
Prior approval of the Bermuda Monetary Authority is required for dividend payments, if percentage exceeds in prior-year end total statutory capital (in percent)	0.25
Dividend payment restrictions (in months)	12 months
Dividend payment restrictions, percentage of statutory surplus required (in percent)	10.00%
Bermuda Re
Dividend Restrictions And Statutory Financial Information [Line Items]
Statutory capital and surplus	$ 4,200,000	$ 4,300,000
Statutory net income (loss)	600,000	1,400,000	$ 1,500,000
Everest Re
Dividend Restrictions And Statutory Financial Information [Line Items]
Statutory capital and surplus	8,900,000	8,100,000
Statutory net income (loss)	837,000	$ 74,000	$ 877,000
Available for payment of dividends in 2016 without need for prior regulatory approval	$ 886,000